Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

(A) Dividends: On July 24, 2025, the Board of Directors of the Company declared a cash dividend per share of $0.15 for the second quarter of 2025 payable on August 8, 2025, to shareholders of record on August 4, 2025.